Segment Information, Geographic Data, and Significant Customers (Details) - Long-lived assets by geographic areas (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 351,591	$ 269,618	$ 874,062
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets		250,295	690,454
Malaysia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets			183,608
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets		$ 19,323